Basis of preparation	12 Months Ended
Dec. 31, 2022
Basis of preparation
Basis of preparation

3.Basis of preparation

These consolidated financial statements have been prepared on a historical cost basis and are presented in Canadian Dollars except when otherwise indicated. They have been prepared on a going concern basis on the assumption that the Company will continue to operate for the next 12 months and foreseeable future and be able to realize its assets and discharge its liabilities in the normal course of business.